Assets Held for Sale - Schedule of Assets Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Assets Held For Sale [Line Items]
Total assets	$ 207	$ 48	[1]
Total liabilities	149	37	[1]
Assets and liabilities classified as held for sale [member]
Disclosure Of Assets Held For Sale [Line Items]
Trade and other receivables	35	14
Other financial assets	85
Prepaid expenses and other current assets	2	1
Property and equipment, net	3	4
Computer software, net	12	5
Goodwill	60	14
Other assets	10	10
Total assets	207	48
Payables, accruals and provisions	8	8
Deferred revenue	54	26
Other financial liabilities	86	2
Other liabilities	1	1
Total liabilities	$ 149	$ 37

[1]	Amounts have been reclassified to reflect the current presentation.